CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 108,433	$ 95,560
Short-term investments	4,374	6,575
Restricted cash	2,018	2,510
Trade receivables	71,566	112,949
Inventories:
Ore stockpiles	63,297	67,764
Concentrates and dore	60,193	50,332
Supplies	160,107	149,647
Available-for-sale securities (note 7)	101,985	99,109
Other current assets	92,572	89,776
Fair value of derivative financial instruments (note 9)	2,036
Total current assets	666,581	674,222
Other assets	58,396	61,502
Future income and mining tax assets	2,615
Goodwill	200,064	200,064
Property, plant and mine development	4,595,545	4,564,563
TOTAL ASSETS	5,523,201	5,500,351
Current
Accounts payable and accrued liabilities	157,504	160,375
Dividends payable	81,002	108,009
Interest payable	20,513	9,743
Income taxes payable	1,393	14,450
Capital leases	11,000	10,592
Fair value of derivative financial instruments (note 9)		142
Total current liabilities	271,412	303,311
Long-term debt (note 8)	600,000	650,000
Reclamation provision and other liabilities	151,303	145,536
Future income and mining tax liabilities	759,023	736,054
SHAREHOLDERS' EQUITY
Common shares (note 5)	3,090,202	3,078,217
Stock options (note 6)	95,115	78,554
Warrants	24,858	24,858
Contributed surplus	15,166	15,166
Retained earnings	485,529	440,265
Accumulated other comprehensive income	30,593	28,390
Total shareholders' equity	3,741,463	3,665,450
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,523,201	$ 5,500,351

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
REVENUES
Revenues from mining operations	$ 412,068	$ 237,583
COSTS, EXPENSES AND OTHER INCOME
Production	198,567	118,227
Exploration and corporate development	16,978	7,504
Amortization of plant and mine development	61,929	30,503
General and administrative (note 12)	35,152	28,430
Provincial capital tax		(587)
Interest	14,008	4,504
Loss (gain) on derivative financial instruments (note 9)	(1,351)	549
Interest and sundry income	(248)	(1,376)
Gain on sale of available-for-sale securities (note 7)	(4,394)	(346)
Foreign currency translation loss	14,065	8,901
Income before income, mining and federal capital taxes	77,362	41,274
Income and mining tax expense	32,098	18,942
Net income for the period	45,264	22,332
Net income per share - basic (in dollars per share)	$ 0.27	$ 0.14
Net income per share - diluted (in dollars per share)	$ 0.26	$ 0.14
Weighted average number of common shares outstanding (in thousands)
Basic (note 5) (in shares)	168,853	156,692
Diluted (note 5) (in shares)	172,863	159,093
Comprehensive income:
Net income for the period	45,264	22,332
Other comprehensive income:
Unrealized gain on available-for-sale securities	7,067	9,628
Adjustments for realized gain on available-for-sale securities due to dispositions during the period	(4,394)	(346)
Amortization of unrecognized gain on pension liability	110	(47)
Tax effect of other comprehensive income (loss) items	(580)	12
Other comprehensive income for the period	2,203	9,247
Comprehensive income for the period	$ 47,467	$ 31,579

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Retained earnings	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2009	$ 216,158	$ 51,049
Increase (Decrease) in Shareholders' Equity
Net income for the period	22,332		22,332
Other comprehensive income for the period		9,247	9,247
Balance at Mar. 31, 2010	238,490	60,296
Balance at Dec. 31, 2010	440,265	28,390	3,665,450
Increase (Decrease) in Shareholders' Equity
Net income for the period	45,264		45,264
Other comprehensive income for the period		2,203	2,203
Balance at Mar. 31, 2011	$ 485,529	$ 30,593	$ 3,741,463

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Operating activities
Net income for the period	$ 45,264	$ 22,332
Add (deduct) items not affecting cash:
Amortization of plant and mine development	61,929	30,503
Future income and mining taxes	8,879	13,095
Gain on sale of available-for-sale securities and derivative financial instruments	(6,428)	(459)
Stock-based compensation	17,303	15,168
Foreign currency translation loss	14,065	8,901
Other	5,935	2,991
Changes in non-cash working capital balances
Trade receivables	41,383	20,390
Income taxes payable	(13,057)	3,924
Other taxes recoverable	11,821	(1,196)
Inventories	(16,595)	(25,542)
Other current assets	(7,355)	(2,686)
Interest payable	10,770	(339)
Accounts payable and accrued liabilities	(2,871)	(12,591)
Cash provided by operating activities	171,043	74,491
Investing activities
Additions to property, plant and mine development	(96,849)	(112,563)
Increase in short-term investments	2,201	8
Net proceeds on sale of available-for-sale securities and other	8,764	465
Purchases of available-for-sale securities	(4,565)	(6,107)
Decrease (increase) in restricted cash	492	(1,132)
Cash used in investing activities	(89,957)	(119,329)
Financing activities
Dividends paid	(25,820)	(26,830)
Repayment of capital lease obligations	(3,053)	(1,539)
Proceeds from long-term debt		100,000
Repayment of long-term debt	(50,000)	(80,000)
Sale-leaseback financing		3,005
Proceeds from common shares issued	10,031	3,718
Cash used in financing activities	(68,842)	(1,646)
Effect of exchange rate changes on cash and cash equivalents	629	(181)
Net increase (decrease) in cash and cash equivalents during the period	12,873	(46,665)
Cash and cash equivalents, beginning of period	95,560	160,280
Cash and cash equivalents, end of period	108,433	113,615
Other operating cash flow information:
Interest paid during the period	3,229	8,722
Income, mining and capital taxes paid during the period	$ 35,219	$ 1,497

BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2011
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying unaudited interim consolidated financial statements of Agnico-Eagle Mines Limited ("Agnico-Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("GAAP") in US dollars. They do not include all of the disclosures required by GAAP for annual financial statements. Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the fiscal 2010 annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2010. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at March 31, 2011 and the results of operations and cash flows for the three months ended March 31, 2011 and 2010.

  Operating results for the three months ended March 31, 2011 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2011.

USE OF ESTIMATES	3 Months Ended
Mar. 31, 2011
USE OF ESTIMATES
USE OF ESTIMATES

2.     USE OF ESTIMATES

  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the interim consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the interim consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2011
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2010 audited annual consolidated financial statements except for the changes discussed below.

  Recently Adopted Accounting Pronouncement

  Fair Value Accounting

  In January 2010, the FASB guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the level 3 disaggregation which was effective for the Company's fiscal year beginning January 1, 2011. Adoption of this updated guidance had no impact on the Company's consolidated financial position, results of operation or cash flows. See Note 4 for details regarding the Company's assets and liabilities measured at fair value.

  Business Combinations

  In December 2010, the Accounting Standards Codification ("ASC") guidance for business combinations was updated to clarify existing guidance which requires a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Adoption this updated guidance, effective for the Company's fiscal year beginning January 1, 2011, had no impact on the Company's consolidated financial position, results of operations and cash flows.

  Revenue Recognition — Multiple-Deliverable Revenue Arrangements

  In October 2009, the FASB issued an amendment to its guidance on multiple-deliverable revenue arrangements which is effective for fiscal years beginning on or after June 15, 2010. This updated guidance addresses accounting and reporting for arrangements under which the vendor will perform multiple revenue-generating activities, including how to separate deliverables and measure and allocate the arrangement consideration. This amendment also significantly expands the disclosure requirements related to a vendor's multiple-deliverable revenue arrangement. Based on the Company's assessment, these changes do not have an impact on our current accounting for revenue or required disclosures.

FAIR VALUE MEASUREMENT	3 Months Ended
Mar. 31, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  Accounting Standards Codification ("ASC") 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under GAAP, and requires expanded disclosures about fair value measurements. The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification are:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table sets forth the Company's financial assets and liabilities measured at fair value within the fair value hierarchy.

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(1)	5,633	—	5,633	—
Available-for-sale securities(2)(3)	101,985	93,849	8,136	—
Trade receivables(4)	71,566	—	71,566	—
Derivative assets(3)	2,036	—	2,036	—

	181,220	93,849	87,371	—

Financial liabilities:
Derivative liabilities(3)	—	—	—	—

  (1)
  Fair value approximates the carrying amounts due to the short-term nature.

  (2)
  Recorded at fair value using quoted market prices.

  (3)
  Recorded at fair value based on broker-dealer quotations.

  (4)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are valued using interest rates observable at commonly quoted intervals. Cash equivalents are market securities with remaining maturities of three months or less at the date of purchase. The short-term investments are market securities with remaining maturities of over three months at the date of purchase.

  The Company's available-for-sale equity securities are recorded at fair value using quoted market prices or broker-dealer quotations. The Company's available-for-sale equity securities that are valued using quoted market prices in active markets are classified as Level 1 of the fair value hierarchy. The Company's available-for-sale securities classified as Level 2 of the fair value hierarchy consist of equity warrants, which are recorded at fair value based broker-dealer quotations.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim consolidated statements of income and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.

SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  For the three months ended March 31, 2011 and 2010, the Company's warrants were dilutive and were included in the calculation of diluted net income per share.

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at March 31, 2011 were exercised:

Common shares outstanding at March 31, 2011	169,017,306
Employees' stock options	9,081,520
Warrants	8,600,000

186,698,826

  During the three months ended March 31, 2011, 2,574,785 (2010 — 2,755,080) options were granted with an exercise price of C $76.56 (2010 — C $56.95), 164,219 (2010 — 59,325) employee stock options were exercised for cash of  $6.9 million (2010 —  $1.3 million), and 91,750 (2010 — 10,550) options were forfeited with a weighted average exercise price of C $66.87 (2010 — C $49.88).

  The following table illustrates the changes in common shares for the three months ended March 31, 2011:

	Shares	Amount
Common shares, beginning of period	168,720,355	3,078,217
Shares issued under Employee Stock Option Plan	164,219	8,806
Shares issued under Incentive Share Purchase Plan	71,141	4,734
Shares issued under Dividend Reinvestment Plan	18,450	1,232
Restricted Share unit plan	(38,349)	(2,787)

Common shares, end of period	168,935,816	3,090,202

  The following table provides the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income per share:

	Three months ended March 31,
	2011	2010
Net income	45,264	$22,332
Weighted average number of common shares outstanding — basic	168,853	156,692
Add: Dilutive impact of employee stock options	1,155	907
Dilutive impact of warrants	2,773	1,449
Dilutive impact of treasury shares related to restricted share unit plan	82	45

Weighted average number of common shares outstanding — diluted	172,863	159,093

Net income per share — basic	$0.27	$0.14

Net income per share — diluted	$0.26	$0.14

  The calculation of diluted income per common share has been computed using the treasury stock method.

STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following summary sets out the activity with respect to the Company's outstanding stock options:

	Three months ended March 31, 2011
	# of Options	Weighted average exercise price
		(C $)
Outstanding, beginning of period	6,762,704	56.94
Granted	2,574,785	76.56
Exercised	(164,219)	41.47
Forfeited	(91,750)	66.87

Outstanding, end of period	9,081,520	62.88

Options exercisable at end of period	5,527,416	66.25

  For the three months ended March 31, 2011 and 2010, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2011	2010
Risk-free interest rate	1.96%	1.86%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	34.6%	44.4%
Expected dividend yield	0.88%	0.43%

AVAILABLE-FOR-SALE SECURITIES	3 Months Ended
Mar. 31, 2011
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended March 31, 2011, the Company received proceeds of  $8.8 million (2010 —  $0.5 million) from the sale of certain available-for-sale securities and recognized a gain before taxes of  $4.4 million (2010 —  $0.4 million).

  The cost of an available-for-sale security was determined based on the average cost. Available-for-sale securities are carried at fair value and comprise the following:

	As at March 31, 2011	As at December 31, 2010
Available-for-sale securities in an unrealized gain position
Cost	$51,153	$50,958
Unrealized gains in other comprehensive income	50,832	48,151

Estimated fair value	101,985	$99,109

Available-for-sale securities in an unrealized loss position
Cost	—	—
Unrealized losses in other comprehensive income	—	—

Estimated fair value	—	—

Total estimated fair value of available-for-sale securities	$101,985	$99,109

LONG-TERM DEBT	3 Months Ended
Mar. 31, 2011
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  During the three months ended March 31, 2011, the Company repaid  $50 million, net, on the credit facilities (2010 — ( $20.0) million). At March 31, 2011, the credit facilities were drawn down by a total of  $nil million (December 31, 2010 —  $50 million).

  Total long-term debt interest costs incurred during the three months ended March 31, 2011 was  $10 million (2010 —  $7.0 million). Total interest costs capitalized to property, plant and mine development for the three months ended March 31, 2011 was nil (2010 —  $4.6 million). The outstanding long-term debt balance as at March 31, 2011 relates to the notes entered into in April 2010.

FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

9.     FINANCIAL INSTRUMENTS

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde Mine's 2011 production. The purchase of zinc put options has been financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company is nil.

  A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc call options were written at a strike price of  $2,500 (2010 —  $2,500) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc put options were purchased at a strike price of  $2,200 (2010 —  $2,200) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above  $2,500 (2010 —  $2,500) per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments are recognized in the gain on derivative financial instruments component of the consolidated statements of income. The options that expired during the first quarter of 2011 and 2010 expired out of the money. As at March 31, 2011, the Company had an unrealized mark-to-market gain of  $0.5 million (2010 —  $0.5 million).

  In March 2011, the Company entered into a foreign exchange forward contract at a rate of C $0.99 per US dollar. The risk hedged in 2011 was the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the unhedged forecast Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011. In 2011, the forward contract hedged  $90 million of 2011 expenditures.  $10 million will expire each month starting in April 2011 and will be completely expired by December 31, 2011. As of March 31, 2011 the Company recognized a mark-to-market gain  $1.5 million in the "Loss (gain) on derivative financial instruments" line item of the Consolidated Statements of Income and Comprehensive Income. The cash flow hedging relationship did not meet the requirements to be perfectly effective and did not therefore, qualify for hedge accounting.

  There were no foreign exchange hedges during the first quarter of 2011 and 2010.

  In addition, the Company recognized a loss of  $2.1 million on intra-quarter silver financial instruments associated with timing of sales of silver products. There were no silver financial instruments during the first quarter of 2010.

COMMITMENTS, CONTINGENCIES, AND GUARANTEES	3 Months Ended
Mar. 31, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
COMMITMENTS, CONTINGENCIES, AND GUARANTEES

10.   COMMITMENTS, CONTINGENCIES, AND GUARANTEES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at March 31, 2011, the total amount of these guarantees was  $115.8 million.

SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2011
SEGMENTED INFORMATION
SEGMENTED INFORMATION

11.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and Chief Operating Officer, and that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde Mine, Lapa Mine, Goldex Mine, Meadowbank Mine, and the Regional Office
Europe:	Kittila Mine
Latin America:	Pinos Altos Mine and the Creston Mascota deposit at Pinos Altos
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration office, Meliadine Mine Project, and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. The goodwill of  $200.1 million on the Consolidated Balance Sheets relates to the Meliadine Mine Project that is a component of the Exploration segment.

  Corporate Head Office assets are included in the Canada category and specific corporate income and expense items are noted separately below.

  The Meadowbank Mine achieved commercial production March 1, 2010. The Creston Mascota deposit at Pinos Altos achieved commercial production March 1, 2011.

Three Months Ended March 31, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$277,571	$139,160	$47,101	$—	$10,305	$81,005
Europe	56,331	28,500	7,268	—	3,863	16,700
Latin America	78,166	30,907	7,560	—	(103)	39,802
Exploration	—	—	—	16,978	—	(16,978)

	$412,068	$198,567	$61,929	$16,978	$14,065	$120,529

Segment income						$120,529
Corporate and Other
Interest and sundry income						248
Gain on sale of available-for-sale securities						4,394
Gain on derivative financial instruments						1,351
General and administrative						(35,152)
Interest expense						(14,008)

Income before income, mining and federal capital taxes						77,362

Three Months Ended March 31, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$176,615	$81,360	$20,361	$—	$10,159	$64,735
Europe	34,488	23,018	7,114	—	(662)	5,018
Latin America	26,480	13,849	3,028	—	(596)	10,199
Exploration	—	—	—	7,504	—	(7,504)

	$237,583	$118,227	$30,503	$7,504	$8,901	$72,448

Segment income						$72,448
Corporate and Other
Interest and sundry income						1,376
General and administrative						(28,430)
Gain on sale of available-for-sale securities						346
Loss on derivative financial instruments						(549)
Provincial capital tax						587
Interest expense						(4,504)

Income before income, mining and federal capital taxes						$41,274

	Total Assets as at
	March 31, 2011	December 31, 2010
Canada	$4,137,892	$4,172,997
Europe	702,200	679,258
Mexico	654,319	619,263
Exploration	28,790	28,833

	$5,523,201	$5,500,351

GENERAL AND ADMINISTRATIVE	3 Months Ended
Mar. 31, 2011
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

12.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank Mine in March 2011, the Company recognized a loss on disposal of the kitchen of  $6.9 million, incurred related costs of  $5.3 million during the quarter, and recognized an insurance receivable for  $9.1 million. The difference of  $3.1 million is recognized in the General and Administrative line item of the Consolidated Statements of Income during the first quarter of 2011. The Company's exposure to insurance losses related to this claim is limited to the  $3.1 million exposure through its captive insurance company.

ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2011
ACCOUNTING POLICIES
Fair Value Accounting

In January 2010, the FASB guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the level 3 disaggregation which was effective for the Company's fiscal year beginning January 1, 2011. Adoption of this updated guidance had no impact on the Company's consolidated financial position, results of operation or cash flows. See Note 4 for details regarding the Company's assets and liabilities measured at fair value.

Business Combinations

In December 2010, the Accounting Standards Codification ("ASC") guidance for business combinations was updated to clarify existing guidance which requires a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Adoption this updated guidance, effective for the Company's fiscal year beginning January 1, 2011, had no impact on the Company's consolidated financial position, results of operations and cash flows.

Revenue Recognition - Multiple-Deliverable Revenue Arrangements

In October 2009, the FASB issued an amendment to its guidance on multiple-deliverable revenue arrangements which is effective for fiscal years beginning on or after June 15, 2010. This updated guidance addresses accounting and reporting for arrangements under which the vendor will perform multiple revenue-generating activities, including how to separate deliverables and measure and allocate the arrangement consideration. This amendment also significantly expands the disclosure requirements related to a vendor's multiple-deliverable revenue arrangement. Based on the Company's assessment, these changes do not have an impact on our current accounting for revenue or required disclosures.

FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2011
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy
Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(1)	5,633	—	5,633	—
Available-for-sale securities(2)(3)	101,985	93,849	8,136	—
Trade receivables(4)	71,566	—	71,566	—
Derivative assets(3)	2,036	—	2,036	—

	181,220	93,849	87,371	—

Financial liabilities:
Derivative liabilities(3)	—	—	—	—

  (1)
  Fair value approximates the carrying amounts due to the short-term nature.

  (2)
  Recorded at fair value using quoted market prices.

  (3)
  Recorded at fair value based on broker-dealer quotations.

  (4)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

SHAREHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2011
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at March 31, 2011	169,017,306
Employees' stock options	9,081,520
Warrants	8,600,000

186,698,826

Schedule of changes in capital stock

  The following table illustrates the changes in common shares for the three months ended March 31, 2011:

	Shares	Amount
Common shares, beginning of period	168,720,355	3,078,217
Shares issued under Employee Stock Option Plan	164,219	8,806
Shares issued under Incentive Share Purchase Plan	71,141	4,734
Shares issued under Dividend Reinvestment Plan	18,450	1,232
Restricted Share unit plan	(38,349)	(2,787)

Common shares, end of period	168,935,816	3,090,202

Schedule of Reconciliation for Weighted Average number of Common Shares in calculation of Basic and Diluted Income Per Share

	Three months ended March 31,
	2011	2010
Net income	45,264	$22,332
Weighted average number of common shares outstanding — basic	168,853	156,692
Add: Dilutive impact of employee stock options	1,155	907
Dilutive impact of warrants	2,773	1,449
Dilutive impact of treasury shares related to restricted share unit plan	82	45

Weighted average number of common shares outstanding — diluted	172,863	159,093

Net income per share — basic	$0.27	$0.14

Net income per share — diluted	$0.26	$0.14

STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2011
STOCK-BASED COMPENSATION
Stock option activity

	Three months ended March 31, 2011
	# of Options	Weighted average exercise price
		(C $)
Outstanding, beginning of period	6,762,704	56.94
Granted	2,574,785	76.56
Exercised	(164,219)	41.47
Forfeited	(91,750)	66.87

Outstanding, end of period	9,081,520	62.88

Options exercisable at end of period	5,527,416	66.25

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2011	2010
Risk-free interest rate	1.96%	1.86%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	34.6%	44.4%
Expected dividend yield	0.88%	0.43%

AVAILABLE-FOR-SALE SECURITIES (Tables)	3 Months Ended
Mar. 31, 2011
AVAILABLE-FOR-SALE SECURITIES
Available-for-sale securities roll forward from cost to fair value

	As at March 31, 2011	As at December 31, 2010
Available-for-sale securities in an unrealized gain position
Cost	$51,153	$50,958
Unrealized gains in other comprehensive income	50,832	48,151

Estimated fair value	101,985	$99,109

Available-for-sale securities in an unrealized loss position
Cost	—	—
Unrealized losses in other comprehensive income	—	—

Estimated fair value	—	—

Total estimated fair value of available-for-sale securities	$101,985	$99,109

SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2011
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended March 31, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$277,571	$139,160	$47,101	$—	$10,305	$81,005
Europe	56,331	28,500	7,268	—	3,863	16,700
Latin America	78,166	30,907	7,560	—	(103)	39,802
Exploration	—	—	—	16,978	—	(16,978)

	$412,068	$198,567	$61,929	$16,978	$14,065	$120,529

Segment income						$120,529
Corporate and Other
Interest and sundry income						248
Gain on sale of available-for-sale securities						4,394
Gain on derivative financial instruments						1,351
General and administrative						(35,152)
Interest expense						(14,008)

Income before income, mining and federal capital taxes						77,362

Three Months Ended March 31, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$176,615	$81,360	$20,361	$—	$10,159	$64,735
Europe	34,488	23,018	7,114	—	(662)	5,018
Latin America	26,480	13,849	3,028	—	(596)	10,199
Exploration	—	—	—	7,504	—	(7,504)

	$237,583	$118,227	$30,503	$7,504	$8,901	$72,448

Segment income						$72,448
Corporate and Other
Interest and sundry income						1,376
General and administrative						(28,430)
Gain on sale of available-for-sale securities						346
Loss on derivative financial instruments						(549)
Provincial capital tax						587
Interest expense						(4,504)

Income before income, mining and federal capital taxes						$41,274

Segment assets by geographical area

	Total Assets as at
	March 31, 2011	December 31, 2010
Canada	$4,137,892	$4,172,997
Europe	702,200	679,258
Mexico	654,319	619,263
Exploration	28,790	28,833

	$5,523,201	$5,500,351

FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands	Mar. 31, 2011	Dec. 31, 2010
Financial assets:
Available-for-sale securities	$ 101,985	$ 99,109
Fair value measured on recurring basis | Level 1
Financial assets:
Available-for-sale securities	93,849
Total financial assets	93,849
Fair value measured on recurring basis | Level 2
Financial assets:
Cash equivalents and short-term investments	5,633
Available-for-sale securities	8,136
Trade receivables	71,566
Derivative assets	2,036
Total financial assets	87,371
Fair value measured on recurring basis | Total
Financial assets:
Cash equivalents and short-term investments	5,633
Available-for-sale securities	101,985
Trade receivables	71,566
Derivative assets	2,036
Total financial assets	$ 181,220

SHAREHOLDERS' EQUITY (Details)	3 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 CAD ( $)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 CAD ( $)
SHAREHOLDERS' EQUITY
Common shares outstanding at March 31, 2011 (in shares)	169,017,306	169,017,306
Employees' stock options (in shares)	9,081,520	9,081,520
Warrants (in shares)	8,600,000	8,600,000
Maximum number of shares common shares (in shares)	186,698,826	186,698,826
Stock options granted (in shares)	2,574,785	2,574,785	2,755,080	2,755,080
Stock options granted - exercise price (in Canadian dollars per share)		$ 76.56		$ 56.95
Stock options exercised (in shares)	164,219	164,219	59,325	59,325
Cash received from exercise of stock options	$ 6,900,000		$ 1,300,000
Stock options cancelled (in shares)	91,750	91,750	10,550	10,550
Stock options forfeited - weighted-average exercise price (in Canadian dollars per share)		$ 66.87		$ 49.88
Common Stock Shares Outstanding
Common shares, beginning of period, amount (in U.S. dollars)	3,078,217,000
Common shares, beginning of period (in shares)	168,720,355	168,720,355
Shares issued under Employee Stock Option Plan, amount (in U.S. dollars)	8,806,000
Shares issued under Employee Stock Option Plan (in shares)	164,219	164,219
Shares issued under Incentive Share Purchase Plan, amount (in U.S. dollars)	4,734,000
Shares issued under Incentive Share Purchase Plan (in shares)	71,141	71,141
Shares issued under Dividend Reinvestment Plan, amount (in U.S. dollars)	1,232,000
Shares issued under Dividend Reinvestment Plan (in shares)	18,450	18,450
Restricted share unit plan, amount (in U.S. dollars)	(2,787,000)
Restricted share unit plan (in shares)	(38,349)	(38,349)
Common shares, end of period, amount (in U.S. dollars)	3,090,202,000
Common shares, end of period (in shares)	168,935,816	168,935,816
Net income per share
Net income	$ 45,264,000		$ 22,332,000
Weighted average number of common shares outstanding - basic (in shares)	168,853,000	168,853,000	156,692,000	156,692,000
Add : Dilutive impact of employee stock options (in shares)	1,155,000	1,155,000	907,000	907,000
Dilutive impact of warrants (in shares)	2,773,000	2,773,000	1,449,000	1,449,000
Dilutive impact of treasury shares related to restricted share unit plan (in shares)	82,000	82,000	45,000	45,000
Weighted average number of common shares outstanding - Diluted (in shares)	172,863,000	172,863,000	159,093,000	159,093,000
Net income per share - basic (in dollars per share)	$ 0.27		$ 0.14
Net income per share - diluted (in dollars per share)	$ 0.26		$ 0.14

STOCK-BASED COMPENSATION (Details)	3 Months Ended
	Mar. 31, 2011 CAD ( $)	Mar. 31, 2010 CAD ( $)	Mar. 31, 2011 Stock options CAD ( $)	Mar. 31, 2010 Stock options
Stock options activity
Options outstanding, beginning of year (in shares)			6,762,704
Options granted (in shares)	2,574,785	2,755,080	2,574,785
Options exercised (in shares)	(164,219)	(59,325)	(164,219)
Options cancelled (in shares)	(91,750)	(10,550)	(91,750)
Options outstanding, end of year (in shares)	9,081,520		9,081,520
Options exercisable at end of period (in shares)			5,527,416
Weighted average exercise price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)			56.94
Granted, weighted average exercise price (in Canadian dollars per share)	$ 76.56	56.95	76.56
Exercised, weighted average exercise price (in Canadian dollars per share)			41.47
Cancelled, weighted average exercise price (in Canadian dollars per share)			66.87
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)			62.88
Options exercisable at end of period (in Canadian dollars per share)			66.25
Fair value of options weighted average assumptions:
Pricing model used for valuation of options			Black-Scholes	Black-Scholes
Risk-free interest rate (as a percent)			1.96%	1.86%
Expected life of options (in years)			2.5	2.5
Expected volatility of the Company's share price (as a percent)			34.60%	44.40%
Expected dividend yield (as a percent)			0.88%	0.43%

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
AVAILABLE-FOR-SALE SECURITIES
Proceeds from sale of available-for-sale securities	$ 8,764	$ 465
Gain on sale of available-for-sale securities	4,394	346
Schedule of Available-for-sale Securities
Estimated fair value	101,985		99,109
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost	51,153		50,958
Unrealized gains (losses) in other comprehensive income	50,832		48,151
Estimated fair value	$ 101,985		$ 99,109

LONG-TERM DEBT (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Credit Facilities	Mar. 31, 2010 Credit Facilities	Dec. 31, 2010 Credit Facilities
Debt instrument
Amount drew down on the credit facility during the period			$ 50	$ 20
Amount drawn down on the credit facility					50
Long-term debt interest costs	10	7
Interest costs capitalized for property, plant and mine development		$ 4.6

FINANCIAL INSTRUMENTS (Details)	3 Months Ended						3 Months Ended		3 Months Ended
	Mar. 31, 2011 Call Options Written Zinc	Mar. 31, 2010 Call Options Written Zinc	Mar. 31, 2011 Put options purchased Zinc	Mar. 31, 2010 Put options purchased Zinc	Mar. 31, 2011 Extendible foreign exchange flat forward USD ( $)	Dec. 31, 2010 Extendible foreign exchange flat forward	Mar. 31, 2011 Foreign exchange forward contract USD ( $)	Mar. 30, 2011 Foreign exchange forward contract CAD ( $)	Mar. 31, 2011 Zinc USD ( $)	Mar. 31, 2010 Zinc USD ( $)	Mar. 31, 2010 Silver USD ( $)
Derivative
Net premium payable to counterparty
Zinc options (in metric tonnes)	20,000	15,000	20,000	15,000
Strike price for option (per metric tonne)	2,500	2,500	2,200	2,200
Options expiring each month, beginning from March 31, 2010 (in metric tonnes)	2,000	1,500	2,000	1,500
Limit for participation, zinc prices set by zero-cost collar strategy (per metric tonne)									2,500	2,500
Gain (loss) recognized in consolidated statement of income and comprehensive income							1,500,000				(2,100,000)
Unrealized mark-to-market gain									500,000	500,000
Extension period to counterparty under extendible foreign exchange flat forward contract (in months)						6
Exchange rate under foreign exchange forward contract								0.99
Amount of expenditures hedged							90,000,000
Amount of expenditures hedged, expiring each month, beginning from April 2010							$ 10,000,000

COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions	Mar. 31, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
Guarantees provided in the form of letters of credit	$ 115.8

SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments (as a percent)	10.00%
Segment reporting Information
Goodwill	$ 200,064		$ 200,064
Revenues from Mining Operations	412,068	237,583
Production Costs	198,567	118,227
Amortization	61,929	30,503
Exploration and Corporate Development	16,978	7,504
Foreign currency translation loss	14,065	8,901
Segment Income (Loss)	120,529	72,448
Interest and sundry income	248	1,376
Gain on sale of available-for-sale securities	4,394	346
Gain (Loss) on derivative financial instruments	1,351	(549)
General and administrative	(35,152)	(28,430)
Provincial capital tax		587
Interest expense	(14,008)	(4,504)
Income before income, mining and federal capital taxes	77,362	41,274
Total Assets	5,523,201		5,500,351
Canada
Segment reporting Information
Revenues from Mining Operations	277,571	176,615
Production Costs	139,160	81,360
Amortization	47,101	20,361
Foreign currency translation loss	10,305	10,159
Segment Income (Loss)	81,005	64,735
Total Assets	4,137,892		4,172,997
Europe
Segment reporting Information
Revenues from Mining Operations	56,331	34,488
Production Costs	28,500	23,018
Amortization	7,268	7,114
Foreign currency translation loss	3,863	(662)
Segment Income (Loss)	16,700	5,018
Total Assets	702,200		679,258
Latin America
Segment reporting Information
Revenues from Mining Operations	78,166	26,480
Production Costs	30,907	13,849
Amortization	7,560	3,028
Foreign currency translation loss	(103)	(596)
Segment Income (Loss)	39,802	10,199
Mexico
Segment reporting Information
Total Assets	654,319		619,263
Exploration
Segment reporting Information
Exploration and Corporate Development	16,978	7,504
Segment Income (Loss)	(16,978)	(7,504)
Total Assets	28,790		28,833
Corporate and Other
Segment reporting Information
Interest and sundry income	248	1,376
Gain on sale of available-for-sale securities	4,394	346
Gain (Loss) on derivative financial instruments	1,351	(549)
General and administrative	(35,152)	(28,430)
Provincial capital tax		587
Interest expense	(14,008)	(4,504)
Income before income, mining and federal capital taxes	77,362	41,274
Meliadine Mine Project
Segment reporting Information
Goodwill	$ 200,064

GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions	3 Months Ended
Mar. 31, 2011
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	$ 6.9
Costs related to disposal of property	5.3
Insurance receivable	9.1
Loss due to fire recognized in the General and Administrative	3.1
Maximum exposure to insurance losses	$ 3.1

Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	Mar 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1